Share capital and other equity - Non-cumulative preference shares (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Series U, Non-cumulative preference shares of US$0.01
Share capital
Par value	$ 0.01
Number of shares	10,130
Redemption price per share	$ 100,000
Non-cumulative convertible preference shares of US$0.01
Share capital
Par value	$ 0.01	$ 0.01
Number of shares	10,000	10,000